Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000026050 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class P Shares
Trading Symbol	GRFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Net Assets	$ 5,912,482,796
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,262,716
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,912,482,796
Number of Investments	88
Total Advisory Fees Paid	$7,262,716

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158662 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class F Shares
Trading Symbol	GRGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Net Assets	$ 5,912,482,796
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,262,716
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,912,482,796
Number of Investments	88
Total Advisory Fees Paid	$7,262,716

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158661 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class C Shares
Trading Symbol	GRCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Net Assets	$ 5,912,482,796
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,262,716
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,912,482,796
Number of Investments	88
Total Advisory Fees Paid	$7,262,716

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158659 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class A Shares
Trading Symbol	GRAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Net Assets	$ 5,912,482,796
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,262,716
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,912,482,796
Number of Investments	88
Total Advisory Fees Paid	$7,262,716

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158663 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Automated Shares
Trading Symbol	GOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Net Assets	$ 7,386,239,614
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 8,347,514
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,386,239,614
Number of Investments	117
Total Advisory Fees Paid	$8,347,514

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026063 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Institutional Shares
Trading Symbol	GOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 7,386,239,614
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 8,347,514
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,386,239,614
Number of Investments	117
Total Advisory Fees Paid	$8,347,514

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026064 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Service Shares
Trading Symbol	GTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 7,386,239,614
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 8,347,514
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,386,239,614
Number of Investments	117
Total Advisory Fees Paid	$8,347,514

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026082 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Reserves Fund
Class Name	Federated Hermes Capital Reserves Fund
Trading Symbol	FRFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Reserves Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Capital Reserves Fund	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Net Assets	$ 2,829,027,136
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 3,386,192
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,829,027,136
Number of Investments	65
Total Advisory Fees Paid	$3,386,192

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)